Share-Based Payment (Details 1) - Share	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of RSU, beginning of period	1,209,704	0
Number of RSU, Forfeited during the year	(122,207)	(100,035)
Number of RSU, Expired during the year	0	0
Number of RSU, Vested during the year	(300,794)	0
Number of RSU, Granted during the year	788,954	1,309,739
Number of RSU, end of period	1,575,657	1,209,704